Restrictions on Cash and Due From Banks (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Restrictions on Cash and Due From Banks (Textual) [Abstract]
Minimum average reserve balances to be maintain at bank subsidiaries	$ 1.7	$ 1.2
Balances held at the federal reserve	$ 8.5	$ 10.1